ACQUISITIONS	12 Months Ended
Dec. 30, 2012
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS
On July 6, 2011, we acquired 100% of the ownership interest in iMedConsent, LLC (dba Dialog Medical). The total purchase price was $6,217, which included $626 of contingent consideration that was based upon achievement of certain revenue targets by Dialog Medical through July 6, 2013. During 2012, we adjusted our estimate of the contingent consideration to $454, of which $299 was paid in 2012.
Pro forma financial information and other disclosures are not presented because the acquisition is not considered material to our consolidated financial position or results of operations.